EQUITY INVESTMENTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Investments
Difference between the carrying value of the investment and the underlying equity in the net assets	$ 183	$ 299
Coastal GasLink
Equity Investments
Impairment losses pre tax	5,148
Impairment charges after tax	4,586
Coastal GasLink | LNG Canada
Equity Investments
Payment for incentive fee	200
Coastal GasLink | Canadian Natural Gas Pipelines
Equity Investments
Impairment losses pre tax	2,100	3,048
Impairment charges after tax	$ 1,943	$ 2,643